Property, plant and equipment (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		$ 61,404,374		$ 62,328,502
Ending Balance		62,799,983		61,404,374
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		92,692,898		90,858,880
Additions/capitalizations		3,302,929		2,363,283
Increase (Decrease) in abandonment costs		294,608		156,716
Capitalized financial interests		123,972	[1]	109,304
Exchange differences capitalized		10,530		6,725
Disposals		(340,856)		(159,753)
Foreign currency translation		3,488,174		(215,751)
Transfers		558,756	[2]	(426,506)	[3]
Ending Balance		100,131,011		92,692,898
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(31,288,524)		(28,530,378)
Depreciation expense		(3,945,079)		(3,999,982)
(Losses) recoveries of impairment (Nota 16)		(1,083,285)		977,919
Disposals		250,395		71,098
Foreign currency translation		(1,042,798)		55,626
Transfers		(221,737)	[2]	137,193	[3]
Ending Balance		(37,331,028)		(31,288,524)
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		27,781,921		27,096,281
Ending Balance		28,488,953		27,781,921
Plant and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		42,561,894		42,608,276
Additions/capitalizations		1,196,520		904,854
Increase (Decrease) in abandonment costs		85,580		51,619
Capitalized financial interests		48,351	[1]	38,847
Exchange differences capitalized		4,107		2,636
Disposals		(135,468)		(67,326)
Foreign currency translation		2,324,744		(136,501)
Transfers		388,641	[2]	(840,511)	[3]
Ending Balance		46,474,369		42,561,894
Plant and equipment [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(14,779,973)		(15,511,995)
Depreciation expense		(2,008,348)		(1,996,614)
(Losses) recoveries of impairment (Nota 16)		(752,534)		1,014,613
Disposals		116,225		54,244
Foreign currency translation		(677,901)		15,166
Transfers		117,115	[2]	1,644,613	[3]
Ending Balance		(17,985,416)		(14,779,973)
Pipelines, networks and lines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		19,538,423		19,122,228
Ending Balance		19,571,493		19,538,423
Pipelines, networks and lines [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		32,000,049		29,087,782
Additions/capitalizations		944,797		876,940
Increase (Decrease) in abandonment costs		209,028		105,097
Capitalized financial interests		34,399	[1]	33,875
Exchange differences capitalized		2,922		2,299
Disposals		(112,171)		(56,147)
Foreign currency translation		849,868		(49,800)
Transfers		420,391	[2]	2,000,003	[3]
Ending Balance		34,349,283		32,000,049
Pipelines, networks and lines [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(12,461,626)		(9,965,554)
Depreciation expense		(1,465,429)		(1,479,792)
(Losses) recoveries of impairment (Nota 16)		(311,080)		316,360
Disposals		84,217		13,464
Foreign currency translation		(313,311)		32,729
Transfers		(310,561)	[2]	(1,378,833)	[3]
Ending Balance		(14,777,790)		(12,461,626)
Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	[4]	3,312,898	[5]	4,611,809
Ending Balance	[5]	4,127,262		3,312,898	[4]
Work in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	[4]	3,866,318	[5]	4,874,406
Additions/capitalizations		993,817	[5]	(102)	[4]
Increase (Decrease) in abandonment costs		0	[5]	0	[4]
Capitalized financial interests		14,853	[1],[5]	8,501	[4]
Exchange differences capitalized		1,262	[5]	577	[4]
Disposals		(14,723)	[5]	(26,991)	[4]
Foreign currency translation		32,585	[5]	(13,302)	[4]
Transfers		(269,409)	[2],[5]	(976,771)	[3],[4]
Ending Balance	[5]	4,624,703		3,866,318	[4]
Work in progress [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	[4]	(553,420)	[5]	(262,597)
Depreciation expense		0	[5]	0	[4]
(Losses) recoveries of impairment (Nota 16)		55,979	[5]	(372,804)	[4]
Disposals		0	[5]	0	[4]
Foreign currency translation		0	[5]	0	[4]
Transfers		0	[2],[5]	81,981	[3],[4]
Ending Balance	[5]	(497,441)		(553,420)	[4]
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		4,950,024		4,823,279
Ending Balance		4,729,755		4,950,024
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		7,618,586		6,911,757
Additions/capitalizations		147,005		363,836
Increase (Decrease) in abandonment costs		0		0
Capitalized financial interests		14,350	[1]	6,941
Exchange differences capitalized		1,219		471
Disposals		(11,997)		(6,539)
Foreign currency translation		100,091		(4,904)
Transfers		(16,976)	[2]	347,024	[3]
Ending Balance		7,852,278		7,618,586
Buildings [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(2,668,562)		(2,088,478)
Depreciation expense		(347,510)		(416,698)
(Losses) recoveries of impairment (Nota 16)		(64,279)		11,538
Disposals		8,996		807
Foreign currency translation		(27,782)		3,929
Transfers		(23,386)	[2]	(179,660)	[3]
Ending Balance		(3,122,523)		(2,668,562)
Lands [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		3,799,833		3,867,368
Ending Balance		3,950,274		3,799,833
Lands [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		3,839,355		3,894,220
Additions/capitalizations		14,909		14,631
Increase (Decrease) in abandonment costs		0		0
Capitalized financial interests		6,703	[1]	1,027
Exchange differences capitalized		569		70
Disposals		(9,763)		(23)
Foreign currency translation		124,903		(7,850)
Transfers		7,900	[2]	(62,720)	[3]
Ending Balance		3,984,576		3,839,355
Lands [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(39,522)		(26,852)
Depreciation expense		0		0
(Losses) recoveries of impairment (Nota 16)		5,220		(7,794)
Disposals		0		0
Foreign currency translation		0		0
Transfers		0	[2]	(4,876)	[3]
Ending Balance		(34,302)		(39,522)
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		2,021,275		2,807,537
Ending Balance		1,932,246		2,021,275
Other [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		2,806,696		3,482,439
Additions/capitalizations		5,881		203,124
Increase (Decrease) in abandonment costs		0		0
Capitalized financial interests		5,316	[1]	20,113
Exchange differences capitalized		451		672
Disposals		(56,734)		(2,727)
Foreign currency translation		55,983		(3,394)
Transfers		28,209	[2]	(893,531)	[3]
Ending Balance		2,845,802		2,806,696
Other [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(785,421)		(674,902)
Depreciation expense		(123,792)		(106,878)
(Losses) recoveries of impairment (Nota 16)		(16,591)		16,006
Disposals		40,957		2,583
Foreign currency translation		(23,804)		3,802
Transfers		(4,905)	[2]	(26,032)	[3]
Ending Balance		$ (913,556)		$ (785,421)

[1]	Financial interests are capitalized based on the weighted average rate of borrowing costs. See Note 18 - Loans and financing.
[2]	Transfers corresponds mainly to: i) recognition of financial leasing contracts, ii) transfers from natural resources and the environment.
[3]	Correspond mainly to transfers to: a) inventory of project materials for use in the operation for COP$250,239, b) classification of the intangible part of projects to natural resources for COP$7,222 and c) others for COP$31,852.
[4]	The balance of work in progress as of December 31, 2017, mainly includes investments in production at the Castilla field, the integral plan of electrical energy and secondary recovery of Yarigui and the modernization project of the Barrancabermeja refinery.
[5]	The balance of work in progress as of December 31, 2018, mainly includes the works executed in production by facilities of the Castilla field, facilities in Cupiagua, air injection pilot facilities in the Chichimene field and secondary recovery of Yarigui, and in refining by the modernization project of Barrancabermeja.